Lease liabilities - Schedule of Breakdown for Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 443,507	€ 438,052
Interest expense	17,030	9,882	€ 8,982
Repayment of lease liabilities (including interest expense)	204,424	0
Business combinations	29,890	0
Balance at end of period	593,725	443,507	€ 438,052
Non-current	19,849	19,581
Current	16,019	13,969
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	17,030	9,882
Repayment of lease liabilities (including interest expense)	(142,762)	(124,321)
Business combinations	160,869	0
IFRS 16 lease amendment: lease renegotiation	0	(7,194)
Additions due to new leases and store renewals	142,005	140,875
Decrease of lease liabilities due to store closures	(14,750)	(21,726)
Translation differences	(12,174)	7,939
Non-current	471,083	332,050
Current	€ 122,642	€ 111,457